May 3, 2010

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:                            Separate Account I of Integrity Life Insurance Company

File Nos. 333-102575 and 811-04844

PinnaclePlus Prospectus and Statement of Additional Information Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 9 to its Registration Statement number 333-102575 on Form N-4, which was filed electronically on April 23, 2010.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Counsel – Securities
Western & Southern Financial Group, Inc.